Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC.

FOCUSED TECHNOLOGY PORTFOLIO

Supplement dated December 21, 2007 to the Prospectus

dated May 1, 2007, as Supplemented

On December 10, 2007 the Board of Directors (the “Board”) of SunAmerica Focused Series, Inc. (the “Fund”) approved a policy change in the Focused Technology Portfolio (the “Portfolio”), a series of the Fund, to provide for portfolio management solely by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica”) in lieu of the Portfolio’s current multi-manager strategy, to become effective on February 1, 2008.

Accordingly, effective February 1, 2008: (1) the reference to BAMCO, Inc. (“BAMCO”) across from the heading “Focused Technology Portfolio” in the section “Information About Advisers” on page 52 of the Prospectus is hereby deleted; (2) the entry for Michael Lippert in the same section on page 62 of the Prospectus is hereby deleted; and (3) all references in the Prospectus to RCM Capital Management Inc. (“RCM”) and RCM personnel are hereby deleted.

At this same meeting, the Board approved an amendment to the Investment Advisory and Management Agreement between AIG SunAmerica and the Fund (the “Advisory Agreement”), pursuant to which the advisory fee payable under the Advisory Agreement with respect to the Portfolio will be decreased, effective February 1, 2008, from an annual rate of 1.25% of average daily net assets to an annual rate of 1.00% of average daily net assets. The contractual expense caps for the Portfolio’s Class A, Class B and Class C shares will also be decreased, effective February 1, 2008, from 1.97% to 1.88%, 2.62% to 2.53% and 2.62% to 2.53%, respectively.

Accordingly, effective February 1, 2008, the expense information for the Portfolio in the table under “Annual Fund Operating Expenses,” in the section “Portfolio Highlights” on page 25 of the Prospectus, is hereby restated as follows to reflect the new advisory fee rate and contractual expense caps:

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)	Focused Technology Portfolio
	Class A		Class B		Class C
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees(4)	0.35%		1.00%		1.00%
Other Expenses	0.52%		0.59%		0.54%

Total Annual Fund Operating Expenses	1.87%		2.59%		2.54%

Expense Reimbursement (Recoupments)	0.00%		0.06%		0.01%
Net Expenses	1.87	%(7)	2.53	%(7)	2.53	%(7)

[4]

Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[7]

Pursuant to an Expense Limitation Agreement, AIG SunAmerica is contractually obligated to waive its fees and reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below:

	Class A	Class B	Class C	Class I	Class Z
Focused Growth Portfolio	1.72%	2.37%	2.37%	N/A	N/A
Focused Mid-Cap Growth Portfolio	1.72	2.37	2.37	1.62%	N/A
Focused Small-Cap Growth Portfolio	1.72	2.37	2.37	1.62	N/A
Focused Large-Cap Value Portfolio	1.72	2.37	2.37	N/A	N/A
Focused Value Portfolio	1.72	2.37	2.37	1.62	N/A
Focused Mid-Cap Value Portfolio	1.72	2.37	2.37	1.62	N/A
Focused Small-Cap Value Portfolio	1.72	2.37	2.37	N/A	N/A
Focused Dividend Strategy Portfolio	0.95	1.60	1.60	N/A	N/A
Focused Growth and Income Portfolio	1.72	2.37	2.37	N/A	N/A
Focused International Equity Portfolio	1.95	2.60	2.60	N/A	N/A
Focused Technology Portfolio	1.88	2.53	2.53	N/A	N/A
Focused StarALPHA Portfolio	1.72	N/A	2.37	N/A	N/A

These expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board of Directors, including a majority of the Directors who are not interested persons of the Portfolios, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Disinterested Directors”).

Furthermore, effective February 1, 2008, the information for the Portfolio in the table in the section “Portfolio Management” on page 49 of the Prospectus is hereby restated as follows to reflect the new advisory fee rate:

Portfolio	Fee Rate
Focused Technology Portfolio	1.00%

The Board also approved a change in the number of securities the Portfolio is permitted to hold, effective February 1, 2008, from a total of up to 60 securities to between 30 and 50 securities. Accordingly effective February 1, 2008, the second paragraph in the left hand column of page 2 of the Prospectus in the section “Portfolio Highlights—Q&A” is hereby deleted and replaced with the following:

“A focus strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Adviser to the Focused Large-Cap Growth Portfolio, Focused Growth Portfolio, Focused Mid-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Value Portfolio, Focused Mid-Cap Value Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio, and Focused International Equity Portfolio will generally invest in up to 20 securities, and each of these Portfolios will generally hold up to a total of 60 securities. Each Adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and this Portfolio will generally hold 30 to 50 securities depending on the number of Advisors that it employs. The Adviser to the Focused Technology Portfolio will generally invest in between 30 to 50 securities. The Adviser to the Focused Dividend Strategy Portfolio will generally hold up to 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage a Portfolio or a portion of a Portfolio’s assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.”

Also, effective February 1, 2008, on page 3 of the Prospectus, under the paragraph “Additional Information About the Focused Technology Portfolio,” the first sentence is deleted and replaced with the following:

“The Focused Technology Portfolio will generally invest in between 30 to 50 companies whose principal business, the Adviser believes, will significantly benefit from advances or improvement in technology.”

Finally, effective February 1, 2008, the Portfolio will replace its current benchmarks, the NASDAQ 100 Index and the Morningstar Specialty Technology Category, with the Morgan Stanley High-Technology 35 Index, which management believes represents a better approximation of the Portfolio’s performance.

SUP6-FOCPR-12/07 (FocTech)

SUNAMERICA FOCUSED SERIES, INC.

FOCUSED TECHNOLOGY PORTFOLIO (THE “PORTFOLIO”)

Supplement dated December 21, 2007 to the Statement of Additional Information (“SAI”)

dated May 1, 2007, as Supplemented

Effective on December 10, 2007 the Board of Directors (the “Board”) of SunAmerica Focused Series, Inc. (the “Fund”) approved a policy change in the Focused Technology Portfolio (the “Portfolio”), a series of the Fund, to provide for portfolio management solely by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica”) in lieu of the Portfolio’s current multi-manager strategy, to become effective on February 1, 2008.

Accordingly, all references in the SAI to RCM Capital Management Inc. (“RCM”) and RCM personnel are hereby deleted. The reference to BAMCO, Inc. (“BAMCO”) across from the heading “Focused Technology Portfolio” on page B-70 of the SAI in the section “Advisers, Personal Securities Trading, Distributor and Administrator” and the reference to BAMCO, Inc. across from the heading “Technology Portfolio” on page B-74 of the SAI in the section “Additional Information About the Portfolio Managers” are hereby deleted.

At this same meeting, the Board approved an amendment to the Investment Advisory and Management Agreement between AIG SunAmerica and the Fund (the “Advisory Agreement”), pursuant to which the advisory fee payable under the Advisory Agreement with respect to the Portfolio will be decreased, effective February 1, 2008, from an annual rate of 1.25% of average daily net assets to an annual rate of 1.00% of average daily net assets. The contractual expense caps for the Portfolio’s Class A, Class B and Class C shares will also be decreased, effective February 1, 2008, from 1.97% to 1.88%, 2.62% to 2.53% and 2.62% to 2.53%, respectively.

Accordingly, on page B-66 of the SAI, in the Section “Advisers, Personal Securities Trading, Distributor and Administrator” the information relating to the advisory fee rate applicable to the Portfolio contained in the table is restated as follows:

Portfolio	Advisory Fee Rate
Focused Technology Portfolio	1.00%

In addition, on page B-67 of the same section, the information relating to the annual total fund operating expenses applicable to the Portfolio contained in the table is restated as follows:

Portfolio	Class A	Class B	Class C	Class I	Class Z
Focused Technology Portfolio	1.88%	2.53%	2.53%	—	—

SAI-SUP6-FOCPRO-12/07 (FocTech)